Loans - Schedule of Loans (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Repurchase of negotiable obligations	$ 3	$ 9	$ 4
Loans accrued	8,190	7,088	7,379	$ 8,070
Cancellation of negotiable obligations in Argentine pesos	1,327	$ 523	602
Cancellation of negotiable obligations in U.S. dollars			45
Export Pre financing [member] | Banco Nacion Argentina [member]
Disclosure of detailed information about borrowings [line items]
Loans accrued	$ 85		$ 2
Weighted average rate			5.50%
Fixed interest rate	1.90%